Pledged assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Pledged assets

38.	Pledged assets

Assets	Purpose	December 31, 2020	December 31, 2021
		Carrying amount	Carrying amount
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease and bank loan	48,319	37,539
Property, plant and equipment, net
- Land	Bank loan	452,738	452,738
- Buildings	Bank loan	4,092,287	4,343,556
- Machinery and equipment	Bank loan	6,912,544	8,245,561

		11,505,888	13,079,394